Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders’ Equity [Abstract]
Schedule of Liquidation Preferences	The liquidation preferences were as follows:
	December 31,
	2023	2022
Series Seed preferred stock	$-	$11,999,997
Series Seed-1 preferred stock	-	3,699,950
Series Seed-2 preferred stock	-	5,674,962
Series Seed-3 preferred stock	-	1,250,000
	$-	$22,624,909